Summary of Credit Instruments (Details) - CAD ($) $ in Millions	Oct. 31, 2021	Oct. 31, 2020
Disclosure of credit risk exposure [line items]
Maximum amount of additional credit to be obligated by bank	$ 259,414	$ 264,000
Financial and performance standby letters of credit [member]
Disclosure of credit risk exposure [line items]
Maximum amount of additional credit to be obligated by bank	31,153	30,849
Documentary and commercial letters of credit [member]
Disclosure of credit risk exposure [line items]
Maximum amount of additional credit to be obligated by bank	209	107
Commitments to extend credit [member] | Within 1 year [member]
Disclosure of credit risk exposure [line items]
Maximum amount of additional credit to be obligated by bank	54,563	66,902
Commitments to extend credit [member] | Later than 1 year [member]
Disclosure of credit risk exposure [line items]
Maximum amount of additional credit to be obligated by bank	$ 173,489	$ 166,142